Commitments and Contingencies	6 Months Ended
Jun. 30, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies

12. Commitments and Contingencies

Various claims, suits and complaints, including those involving government regulations and product liability, arise in the ordinary course of the shipping business. In addition, losses may arise from disputes with charterers, agents, insurance and other claims with suppliers relating to the operations of the Partnership’s vessels. The Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the unaudited condensed consolidated financial statements.

The Partnership accrues for the cost of environmental liabilities when management becomes aware that a liability is probable and is able to reasonably estimate the probable exposure. Currently, the Partnership is not aware of any such claims or contingent liabilities, which should be disclosed, or for which a provision should be established in the unaudited condensed consolidated financial statements.

(a)	Lease Commitments

Future minimum rental receipts, excluding any profit share revenue that may arise, based on non-cancellable long-term time charters, as of June 30, 2019 are:

	For the twelve-month periods ended June 30,	Amount
	2020	$106,263
	2021	63,730
	2022	53,564
	2023	51,363
	2024	53,564
	Thereafter	33,722
	Total	$362,206
(b)	Vessels’ Equipment Commitments

As of June 30, 2019 the Partnership has outstanding commitments for all of its vessels relating to the construction of exhaust gas cleaning systems and ballast water treatment systems which are payable as follows:

For the twelve-month period ended June 30,	Amount
2020	$14,855
2021	4,830
Total	$19,685